Segment information - Contributions by Geographical Area (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	[1],[2]	£ 15,602.4	£ 15,804.2	£ 14,887.3
Headline PBIT	[3]	2,047.3	2,267.1	2,160.3
Non-current assets	[4]	17,762.9	18,343.6
North America [member]
Disclosure of geographical areas [line items]
Revenue		5,371.0	5,659.2	5,400.9
Revenue less pass-through costs		4,474.2	4,793.9	4,598.4
Headline PBIT		£ 804.0	£ 937.4	£ 895.4
Headline PBIT margin		18.00%	19.60%	19.50%
Non-current assets	[4],[5]	£ 7,269.7	£ 7,667.5
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue		2,189.4	2,133.4	£ 1,970.7
Revenue less pass-through costs		1,691.3	1,688.0	1,590.2
Headline PBIT		£ 244.6	£ 280.0	£ 261.4
Headline PBIT margin		14.50%	16.60%	16.40%
Non-current assets	[4]	£ 2,079.2	£ 2,098.2
Western Continental Europe [member]
Disclosure of geographical areas [line items]
Revenue		3,335.3	3,230.6	£ 3,008.5
Revenue less pass-through costs		2,735.4	2,630.6	2,438.3
Headline PBIT		£ 372.7	£ 376.0	£ 351.7
Headline PBIT margin		13.60%	14.30%	14.40%
Non-current assets	[4]	£ 4,385.6	£ 4,542.1
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of geographical areas [line items]
Revenue		4,706.7	4,781.0	£ 4,507.2
Revenue less pass-through costs		3,925.7	4,057.1	3,801.7
Headline PBIT		£ 626.0	£ 673.7	£ 651.8
Headline PBIT margin		15.90%	16.60%	17.10%
Non-current assets	[4]	£ 4,028.4	£ 4,035.8

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.
[3]	A reconciliation from profit before interest and taxation to headline PBIT is provided in note 29. PBIT is reconciled to reported profit before taxation in the consolidated income statement.
[4]	Non-current assets excluding financial instruments and deferred tax.
[5]	North America includes the US with non-current assets of £6,791.9 million (2017: £7,202.7 million).